INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 7,427,369	$ 11,293,849
Deferred tax assets to be recovered after 12 months	9,358,979	4,399,654
Deferred tax liabilities [Abstract]
Deferred tax liabilities taxable after 12 months	(94,421,498)	(79,640,039)
Deferred tax liabilities taxable after less than 12 months	(6,949,086)	(2,137,021)
Deferred tax liabilities, net	$ (84,584,236)	$ (66,083,557)